Expense Example - USCF Sustainable Battery Metals Strategy Fund - USCF Sustainable Battery Metals Strategy Fund	Jan. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	$ 959